Income Taxes - Reconciliation of the federal statutory income tax rate (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 04, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Federal income tax expense (benefit) attributable to:
Tax Jurisdiction of Domicile [Extensible Enumeration]				UNITED STATES	UNITED STATES
Forge Nano, Inc.
Federal income tax expense (benefit) attributable to:
Current operations				$ (9,067)	$ (5,667)
State tax effect - Net of federal benefit				(639)	(230)
Permanent differences				1,640	247
Other adjustments				6	17
Valuation allowance				$ 8,060	$ 5,633
Total provision for income taxes		$ 0	$ 0
Percent
Current operations	21.00%	21.00%	21.00%	22.00%	21.00%
State tax effect - Net of federal benefit				1.50%	0.86%
Permanent differences				(3.47%)	(0.92%)
Other adjustments				0.00%	(0.06%)
Valuation allowance				(19.02%)	(20.88%)
Net provision for federal income tax				0.00%	0.00%